Performance Management	Apr. 30, 2025
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill Small Cap Value Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019 (the “Predecessor Fund”). The Predecessor Fund was also advised by Segall Bryant & Hamill, LLC. Performance results shown for the Institutional Class in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. Institutional Class shares’ returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one, five, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one, five, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill Small Cap Value Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2020	27.38%
Lowest Quarterly Return:	3/31/2020	(30.92)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	27.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(30.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Small Cap Value Fund	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	13.57%	6.10%	7.40%
Return After Taxes on Distributions	12.16%	5.33%	6.15%
Return After Taxes on Distributions and Sale of Fund Shares	9.13%	4.65%	5.55%
Retail Class
Return Before Taxes	13.33%	5.96%*	7.25%*
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

*	Retail Class commenced operations on December 9, 2019 and Institutional Class commenced operations on July 31, 2013. The five- and ten-years performance figures for Retail Class include the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Growth Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Growth Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill Small Cap Growth Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	32.80%
Lowest Quarterly Return:	6/30/2022	(22.34)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	32.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Small Cap Growth Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	15.60%	10.12%	10.86%
Return After Taxes on Distributions	15.60%	10.12%	9.98%
Return After Taxes on Distributions and Sale of Fund Shares	9.24%	8.04%	8.59%
Institutional Class
Return Before Taxes	15.75%	10.29%	11.08%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

For periods prior to December 31, 2019, the performance shown below is for the Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Fund (the “Small Cap Core Predecessor Fund”). The Small Cap Core Predecessor Fund was reorganized into the Institutional Class shares on December 31, 2019, the date that the Fund commenced operations. The Fund has been managed in the same style since the Small Cap Core Predecessor Fund’s inception on December 15, 2003. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Small Cap Core Predecessor Fund’s investment goals, policies, guidelines and restrictions. The Small Cap Core Predecessor Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the Segall Bryant & Hamill Small Cap Core Fund was a limited partnership. The Small Cap Core Predecessor Fund’s performance is net of management fees and other expenses. From its inception on December 15, 2003, through December 31, 2019, the Small Cap Core Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Fund’s performance.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Small Cap Core Predecessor Fund, as described above) compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (including the Small Cap Core Predecessor Fund), before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Small Cap Core Predecessor Fund), before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Small Cap Core Predecessor Fund, as described above) compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Index, an index more representative of the Fund’s investment strategy
Bar Chart [Heading]	Segall Bryant & Hamill Small Cap Core Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2020	24.17%
Lowest Quarterly Return:	3/31/2020	(23.70)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	24.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(23.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Small Cap Core Fund	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	11.91%	10.93%	9.55%
Return After Taxes on Distributions	10.53%	9.38%	8.78%
Return After Taxes on Distribution and Sale of Fund Shares	8.03%	8.46%	7.75%
Retail Class
Return Before Taxes	11.88%	10.76%	9.38%*
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

*	Retail Class commenced operations on December 31, 2019. The ten-year performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill All Cap Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019 (the “Predecessor Fund”). The Predecessor Fund was also advised by Segall Bryant & Hamill, LLC. Performance results shown for the Institutional Class in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. Institutional Class shares’ returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index.
Bar Chart [Heading]	Segall Bryant & Hamill All Cap Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	24.00%
Lowest Quarterly Return:	3/31/2020	(17.65)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	24.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(17.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill All Cap Fund	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	16.89%	12.06%	11.21%
Return After Taxes on Distributions	12.43%	9.83%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares	13.46%	9.42%	9.11%
Retail Class
Return Before Taxes	16.85%	12.02%	11.10%*
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

*	Retail Class commenced operations on December 9, 2019. Institutional Class commenced operations on July 31, 2013. The ten-year performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill Emerging Markets Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019, (the “Emerging Markets Predecessor Fund”). The Emerging Markets Predecessor Fund was also advised by Segall Bryant & Hamill, LLC. On October 30, 2015, the Emerging Markets Predecessor Fund acquired the assets and liabilities of the Philadelphia Emerging Markets Fund (the “Philadelphia Predecessor Fund”) (together, with the Emerging Markets Predecessor Fund, the “Predecessor Funds”).

For periods from October 31, 2015, to December 9, 2019, performance results shown in the bar chart and the performance table below for the Fund’s Retail Class shares and Institutional Class shares reflect the performance of the Emerging Markets Predecessor Fund. For periods prior to October 30, 2015, performance results shown in the bar chart and the performance table below for the Fund’s Class I shares and Class A shares reflect the performance of the Philadelphia Predecessor Fund’s Class IV shares and Class I shares, respectively.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI Emerging Markets Index, an index more representative of the Fund’s investment strategy an unmanaged index of securities.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI Emerging Markets Index, an index more representative of the Fund’s investment strategy an unmanaged index of securities
Bar Chart [Heading]	Segall Bryant & Hamill Emerging Markets Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	16.82%
Lowest Quarterly Return:	3/31/2020	(26.12)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	16.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Emerging Markets Fund	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	13.88%	5.44%	5.47%
Return After Taxes on Distributions	12.49%	4.49%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	9.23%	4.26%	4.23%
Retail Class
Return Before Taxes	13.77%	5.27%	5.27%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%
MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)	5.23%	4.12%	4.91%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill International Small Cap Fund, a series portfolio of Investment Managers Series Trust on December 9, 2019, (the “International Small Cap Predecessor Fund”). The International Small Cap Predecessor Fund was also advised by Segall Bryant & Hamill, LLC.

On October 30, 2015, the International Small Cap Predecessor Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Philadelphia International Small Cap Predecessor Fund”) (together, with the International Small Cap Predecessor Fund, the “Predecessor Funds”).

For periods from October 31, 2015, to December 31, 2018, performance results shown in the bar chart and the performance table below for the Fund’s Retail Class shares and Institutional Class shares reflect the performance of the International Small Cap Predecessor Fund. For periods prior to October 30, 2015, performance results shown in the bar chart and the performance table below for the Fund’s Retail Class shares and Institutional Class shares reflect the performance of the Philadelphia International Small Cap Predecessor Fund’s Class IV shares and Class I shares, respectively.

Performance results shown in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Funds. Performance returns of the Fund will be different from the Predecessor Funds as they have different expenses. The Predecessor Funds’ past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Small Cap Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill International Small Cap Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2022	17.46%
Lowest Quarterly Return:	3/31/2020	(34.51)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	17.46%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(34.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill International Small Cap Fund	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	7.77%	3.28%	4.27%
Return After Taxes on Distributions	5.87%	2.20%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares	6.14%	2.56%	3.27%
Retail Class
Return Before Taxes	7.65%	3.13%	4.08%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	1.82%	2.30%	5.52%
MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)	5.23%	4.12%	4.91%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

For periods prior to December 8, 2023, the performance shown below is for the Segall Bryant & Hamill International Fund, LP (the “Predecessor Fund”), an unregistered limited partnership managed by the portfolio managers of the Fund. The Predecessor Fund was reorganized into the Institutional Class shares on December 8, 2023, the date that the Segall Bryant & Hamill International Equity Fund commenced operations. The Segall Bryant & Hamill International Equity Fund has been managed in the same style and by the same portfolio managers since the Predecessor Fund’s inception on October 27, 2021. The Segall Bryant & Hamill International Equity Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Fund’s investment goals, policies, guidelines and restrictions. The Predecessor Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the Segall Bryant & Hamill International Equity Fund was a limited partnership. The Predecessor Fund’s performance is net of management fees and other expenses. From its inception on October 27, 2021, through December 7, 2023, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Segall Bryant & Hamill International Equity Fund’s performance.

Retail Class shares would have similar annual returns to Institutional Class shares and the Predecessor Fund because they are invested in the same portfolio of securities, however, the returns for Retail Class shares would be different from the Institutional Class shares and the Predecessor Fund because Retail Class shares have different expenses than Institutional Class shares and the Predecessor Fund. Performance information for Retail Class shares will be included after the share class has been in operation for one complete calendar year.

The following bar chart and table provide an indication of the risk of investing in the Segall Bryant & Hamill International Equity Fund by showing changes in the Fund’s performance (including that of the Predecessor Fund as described above) from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes and including the past performance of the Predecessor Fund) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes and including the past performance of the Predecessor Fund) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Segall Bryant & Hamill International Equity Fund by showing changes in the Fund’s performance (including that of the Predecessor Fund as described above) from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill International Equity Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2022	19.20%
Lowest Quarterly Return:	6/30/2022	(14.16)%

The returns above are for the Institutional Class of the Fund. The Retail Class would have substantially similar annual returns to the Institutional Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

The Predecessor Fund was an unregistered limited partnership and, therefore, did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, after-tax returns for the Predecessor Fund are not shown.

Performance [Table]
Segall Bryant & Hamill International Equity Fund	1 Year	Since Inception*
Institutional Class
Return Before Taxes	4.58%	4.23%
Return After Taxes on Distributions	2.66%	3.62%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	3.21%
Retail Class
Return Before Taxes	4.49%	4.10%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	3.82%	1.54%
MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)	5.23%	0.09%

*	Institutional Class and Retail Class of the Fund commenced operations on December 8, 2023. For periods prior to December 8, 2023, the Institutional Class performance shown includes the Predecessor Fund which commenced operations on October 27, 2021. The performance figures for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Please note that for longer term performance numbers, prior to April 29, 2016 the Fund was known as the Westcore Blue Chip Dividend Fund, prior to April 30, 2018 the Fund was known as the Westcore Global Large-Cap Dividend Fund, and prior to September 19, 2020 the Fund was known as the Segall Bryant & Hamill Global Large Cap Fund.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad-based securities market index.
Bar Chart [Heading]	Segall Bryant & Hamill Global All Cap Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	16.21%
Lowest Quarterly Return:	3/31/2020	(23.72)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	16.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(23.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Global All Cap Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	16.28%	8.30%	8.21%
Return After Taxes on Distributions	14.85%	6.39%	6.37%
Return After Taxes on Distributions and Sale of Fund Shares	10.74%	6.10%	6.14%
Institutional Class
Return Before Taxes	16.36%	8.43%	8.35%
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, except foreign withholding taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Short Term Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one - and five-years and since inception compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. Government/Credit 1-3 Year Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one - and five-years and since inception compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index,
Bar Chart [Heading]	Segall Bryant & Hamill Short Term Plus Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	3.41%
Lowest Quarterly Return:	3/31/2020	(2.65)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	3.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(2.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Short Term Plus Fund	1 Year	5 Years	Since Inception*
Retail Class
Return Before Taxes	5.19%	1.96%	2.25%
Return After Taxes on Distributions	3.42%	1.15%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.05%	1.16%	1.36%
Institutional Class
Return Before Taxes	5.17%	2.06%	2.33%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	2.05%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.27%

*	Institutional Class and Retail Class of the Fund commenced operations on December 14, 2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one -, five-, and ten-years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one -, five-, and ten-years compare with those of a broad-based securities market index
Bar Chart [Heading]	Segall Bryant & Hamill Plus Bond Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2023	7.24%
Lowest Quarterly Return:	3/31/2022	(5.85)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	7.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(5.85%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Plus Bond Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	1.99%	0.53%	1.95%
Return After Taxes on Distributions	0.34%	(0.87)%	0.50%
Return After Taxes on Distributions and Sale of Fund Shares	1.17%	(0.14)%	0.89%
Institutional Class
Return Before Taxes	2.17%	0.69%	2.11%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one -, five-, and ten-years compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. High Yield 2% Issuer Capped Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one -, five-, and ten-years compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. High Yield 2% Issuer Capped Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill Quality High Yield Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	9.12%
Lowest Quarterly Return:	3/31/2020	(9.42)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	9.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(9.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Quality High Yield Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	5.53%	3.40%	4.33%
Return After Taxes on Distributions	3.73%	1.71%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares	3.25%	1.86%	2.48%
Institutional Class
Return Before Taxes	5.76%	3.57%	4.51%
Bloomberg U.S. High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-year, five-years, and since inception compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg U.S. 1-15 Year Municipal Bond Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-year, five-years, and since inception compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg U.S. 1-15 Year Municipal Bond Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill Municipal Opportunities Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2023	5.72%
Lowest Quarterly Return:	3/31/2022	(5.67)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	5.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(5.67%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Municipal Opportunities Fund	1 Year	5 Years	Since Inception*
Retail Class
Return Before Taxes	3.05%	1.06%	2.88%
Return After Taxes on Distributions	2.58%	0.71%	2.49%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	1.20%	2.63%
Institutional Class
Return Before Taxes	3.09%	1.20%	3.04%
Bloomberg U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.88%	1.08%	2.28%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	2.47%

*	Institutional Class and Retail Class of the Fund commenced operations on December 16, 2016.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg U.S. 1-15 Year Municipal Bond Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg U.S. 1-15 Year Municipal Bond Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill Colorado Tax Free Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	12/31/2023	6.27%
Lowest Quarterly Return:	3/31/2022	(4.98)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.98%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Colorado Tax Free Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	2.39%	0.57%	1.80%
Return After Taxes on Distributions	2.20%	0.47%	1.70%
Return After Taxes on Distributions and Sale of Fund Shares	2.63%	1.00%	1.95%
Institutional Class
Return Before Taxes	2.53%	0.71%	1.92%*
Bloomberg U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.88%	1.08%	2.04%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	2.25%

*	Institutional Class commenced operations on April 29, 2016. The ten-year performance figure for Institutional Class includes the performance for Retail Class for the periods prior to the start date of the Institutional Class. The Institutional Class performance has not been adjusted to reflect the lower fees and expenses of the Institutional Class because (1) the Retail Class represent interests in the same portfolio of securities; and (2) the fees and expenses of the Institutional Class are lower than the Retail Class.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
BARRETT GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

On November 20, 2023, the Fund acquired all of the assets and liabilities of the Barrett Growth Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”), an unaffiliated registered investment company. The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to November 20, 2023 reflect the performance of the Predecessor Fund.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index
Bar Chart [Heading]	Barrett Growth Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	22.72%
Lowest Quarterly Return:	6/30/2022	(17.54)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	22.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Barrett Growth Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	28.35%	15.03%	13.20%
Return After Taxes on Distributions	25.58%	12.41%	11.62%
Return After Taxes on Distributions and Sale of Fund Shares	18.92%	11.54%	10.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Barrett Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

On November 20, 2023, the Fund acquired all the assets and liabilities of the Barrett Opportunity Fund, Inc., (the “Predecessor Fund”), an unaffiliated registered investment company. The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to November 20, 2023 reflect the performance of the Predecessor Fund.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index.
Bar Chart [Heading]	Barrett Opportunity Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return:	6/30/2020	16.98%
Lowest Quarterly Return:	3/31/2020	(24.44)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	16.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(24.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Barrett Opportunity Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	22.65%	12.54%	10.43%
Return After Taxes on Distributions	10.60%	7.51%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares	22.25%	9.49%	7.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Select Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with the Russell 3000® Index, a broad-based securities market index, and the Russell 1000® Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds/etfs or call toll-free (800) 836-4265.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with the Russell 3000® Index, a broad-based securities market index, and the Russell 1000® Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Segall Bryant & Hamill Select Equity ETF Calendar Year Total Returns as of December 31 (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return: 3/31/2024 8.19%	Lowest Quarterly Return: 9/30/2024 3.50%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	8.19%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	3.50%
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Segall Bryant & Hamill Select Equity ETF	1 Year	Since Inception*
Return Before Taxes	24.53%	22.66%
Return After Taxes on Distributions	24.50%	22.60%
Return After Taxes on Distributions and Sale of Fund Shares	14.55%	17.39%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	23.93%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	23.43%

*	The Fund commenced operations on August 29, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://cisbh.com/funds/etfs
Performance Availability Phone [Text]	(800) 836-4265